UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8092

SALOMON BROTHERS WORLDWIDE INCOME FUND INC
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
      (Name and address of agent for service)

Registrant's telephone number, including area code:
      (800)-725-6666

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2003

ITEM 1.     REPORT TO STOCKHOLDERS.

      The SEMI-ANNUAL Report to Stockholders is filed herewith.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN

[PHOTO]
R. JAY GERKEN
Chairman


Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-888-SALOMON.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. JAY GERKEN
R. Jay Gerken
Chairman

May 14, 2003

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2003

        FACE
       AMOUNT                                      SECURITY(a)                                   VALUE
----------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS -- 88.5%
ARGENTINA -- 1.1%
                           Republic of Argentina:
     $ 2,931,000             Due 4/10/05 (b)...........................................       $    908,610
       6,998,000             Series E, zero coupon due 10/15/03........................          1,749,500
                                                                                              ------------
                                                                                                 2,658,110
                                                                                              ------------
BRAZIL -- 25.2%
                           Federal Republic of Brazil:
       6,725,000             11.250% due 7/26/07.......................................          6,960,375
      20,330,000             11.500% due 3/12/08.......................................         20,838,250
       2,920,000             14.500% due 10/15/09......................................          3,328,800
                             DCB, Series L:
      34,000,000               Bearer, 2.1875% due 4/15/12 (c).........................         25,298,125
       1,225,000               Registered, 2.1875% due 4/15/12 (c).....................            911,477
         316,194             MYDFA, 2.0625% due 9/15/07 (c)............................            266,393
       4,694,118             NMB, Series L, 2.1875% due 4/15/09 (c)....................          3,937,192
                                                                                              ------------
                                                                                                61,540,612
                                                                                              ------------
BULGARIA -- 2.1%
                           Republic of Bulgaria:
       1,900,000             8.250% due 1/15/15........................................          2,142,250
       3,164,037             Discount Bond, Series A, 2.1875% due 7/28/24 (c)..........          3,051,318
                                                                                              ------------
                                                                                                 5,193,568
                                                                                              ------------
COLOMBIA -- 4.9%
                           Republic of Colombia:
       1,950,000             7.625% due 2/15/07........................................          2,037,750
       3,000,000             8.625% due 4/1/08.........................................          3,195,000
          25,000             9.750% due 4/23/09........................................             27,750
       2,150,000             9.750% (putable 4/25/05) due 4/23/09 (d)..................          2,381,125
       1,225,000             10.000% due 1/23/12.......................................          1,355,769
       1,875,000             10.750% due 1/15/13.......................................          2,160,469
       1,000,000             8.700% due 2/15/16........................................            830,000
                                                                                              ------------
                                                                                                11,987,863
                                                                                              ------------
COSTA RICA -- 0.6%
                           Republic of Costa Rica:
         500,000             6.914% due 1/31/08 (e)....................................            518,750
         850,000             9.995% due 8/1/20 (e).....................................            966,875
                                                                                              ------------
                                                                                                 1,485,625
                                                                                              ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (unaudited)(continued)

April 30, 2003

        FACE
       AMOUNT                                      SECURITY(a)                                   VALUE
----------------------------------------------------------------------------------------------------------
CROATIA -- 0.0%
     $    11,584           Republic of Croatia, Series A, 2.1875% due 7/31/10 (c)......       $     11,557
                                                                                              ------------
ECUADOR -- 4.8%
                           Republic of Ecuador:
      11,275,000             12.000% due 11/15/12......................................          9,513,281
       3,405,000             6.000% due 8/15/30 (c)....................................          2,128,125
                                                                                              ------------
                                                                                                11,641,406
                                                                                              ------------
EL SALVADOR -- 0.5%
       1,125,000           Republic of El Salvador, 8.250% due 4/10/32.................          1,136,250
                                                                                              ------------
MEXICO -- 19.3%
                           United Mexican States:
       5,075,000             6.625% due 3/3/15.........................................          5,312,256
       7,925,000             11.375% due 9/15/16.......................................         11,358,506
      10,025,000             8.125% due 12/30/19.......................................         11,338,275
      11,875,000             8.300% due 8/15/31........................................         13,451,406
       5,500,000             7.500% due 4/8/33.........................................          5,740,625
                                                                                              ------------
                                                                                                47,201,068
                                                                                              ------------
PANAMA -- 4.7%
                           Republic of Panama:
       1,350,000             9.625% due 2/8/11.........................................          1,545,750
       5,325,000             9.375% due 1/16/23........................................          5,777,625
       3,925,000             8.875% due 9/30/27........................................          4,121,250
                                                                                              ------------
                                                                                                11,444,625
                                                                                              ------------
PERU -- 2.2%
                           Republic of Peru:
       2,675,000             9.875% due 2/6/15.........................................          3,009,375
       2,688,000             PDI Bond, 5.000% due 3/7/17 (c)...........................          2,355,360
                                                                                              ------------
                                                                                                 5,364,735
                                                                                              ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (unaudited)(continued)

April 30, 2003

        FACE
       AMOUNT                                      SECURITY(a)                                   VALUE
----------------------------------------------------------------------------------------------------------
PHILIPPINES -- 4.2%
                           Republic of Philippines:
     $   500,000             8.375% due 3/12/09........................................       $    517,500
         875,000             9.000% due 2/15/13........................................            911,094
       1,125,000             9.375% due 1/18/17........................................          1,195,312
          50,000             9.875% due 1/15/19........................................             52,187
       1,068,000             9.500% due 10/21/24.......................................          1,188,150
       2,000,000             10.625% due 3/16/25.......................................          2,166,825
       2,800,000             DCB, Series 92-B, 2.3125% due 12/1/09 (c).................          2,478,000
       1,833,333             FLIRB, Series B, 2.3125% due 6/1/08 (c)...................          1,663,750
                                                                                              ------------
                                                                                                10,172,818
                                                                                              ------------
RUSSIA -- 15.7%
                           Russian Government:
      12,200,000             10.000% due 6/26/07.......................................         14,624,750
       6,815,000             11.000% due 7/24/18.......................................          9,149,137
      16,150,000             5.000% due 3/31/30 (c)....................................         14,605,656
                                                                                              ------------
                                                                                                38,379,543
                                                                                              ------------
TURKEY -- 3.0%
                           Republic of Turkey:
       6,840,000             12.375% due 6/15/09.......................................          7,250,400
         200,000             11.000% due 1/14/13.......................................            200,000
                                                                                              ------------
                                                                                                 7,450,400
                                                                                              ------------
VENEZUELA -- 0.2%
                           Republic of Venezuela:
         308,093             DCB, Series DL, 2.3125% due 12/18/07 (c)..................            232,418
         390,389             NMB, Series A, 2.4375% due 12/18/05 (c)...................            306,943
                                                                                              ------------
                                                                                                   539,361
                                                                                              ------------

                           TOTAL SOVEREIGN BONDS (Cost -- $194,248,411)................        216,207,541
                                                                                              ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (unaudited)(continued)

April 30, 2003

        FACE
       AMOUNT                                      SECURITY(a)                                   VALUE
----------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS (c)(f) -- 4.7%
MOROCCO -- 4.7%
                           Kingdom of Morocco:
     $12,029,611             Tranche A, 2.1875% due 1/2/09 (Credit Suisse First Boston
                               Corp., J.P. Morgan Chase & Co.).........................       $ 11,307,834
          98,033             Tranche B, 2.1875% due 1/2/04 (Morgan Stanley Emerging
                               Markets Inc.)...........................................             95,092
                                                                                              ------------

                           TOTAL LOAN PARTICIPATIONS (Cost -- $11,236,072).............         11,402,926
                                                                                              ------------
CORPORATE BONDS -- 4.5%
MEXICO -- 4.5%
                           PEMEX, Project Funding Master Trust:
       1,075,000             6.125% due 8/15/08 (e)....................................          1,139,500
       8,000,000             9.125% due 10/13/10.......................................          9,620,000
         250,000             8.000% due 11/15/11.......................................            285,000
                                                                                              ------------

                           TOTAL CORPORATE BONDS (Cost -- $9,813,151)..................         11,044,500
                                                                                              ------------
   WARRANTS/
     RIGHTS
----------------
WARRANTS AND RIGHTS (g) -- 0.0%
           2,000 (Warrants) Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on 3/15/05. Each warrant exercisable for 12.914
                             shares of common stock.) (e)..............................                 20
          76,755 (Rights)  Venezuela Discount Rights (h)...............................                  1
                                                                                              ------------

                           TOTAL WARRANTS AND RIGHTS (Cost -- $0)......................                 21
                                                                                              ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (unaudited)(continued)

April 30, 2003

      FACE
     AMOUNT                                        SECURITY(a)                                   VALUE
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.3%
     $ 1,614,000           Greenwich Capital Markets Inc., 1.180% due 5/1/03; Proceeds
                             at maturity -- $1,614,053; (Fully collateralized by U.S.
                             Treasury Notes, 2.125% due 8/31/04; Market
                             value -- $1,647,344)......................................       $  1,614,000
       4,000,000           UBS PaineWebber Inc., 1.240% due 5/1/03; Proceeds at
                             maturity -- $4,000,138; (Fully collateralized by U.S.
                             Treasury Bonds, 12.000% due 8/15/13; Market
                             value -- $4,080,124)......................................          4,000,000
                                                                                              ------------

                           TOTAL REPURCHASE AGREEMENTS (Cost -- $5,614,000)............          5,614,000
                                                                                              ------------

                           TOTAL INVESTMENTS -- 100% (Cost -- $220,911,634*)...........       $244,268,988
                                                                                              ============

---------------

(a) All securities, except for those that are on loan, are segregated as collateral pursuant to a revolving credit facility.

(b) Security is currently in default.

(c) Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

(d) If notes are not put on 4/25/05, issue will by funded with Republic of Colombia, 9.750% due 4/23/09.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f) Participation interests were acquired through the financial institutions indicated parenthetically.

(g) Non-income producing security.

(h) Securities valued in accordance with fair valuation procedures.

  * Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
------------------------------------
DCB    --   Debt Conversion Bond
FLIRB  --   Front Loaded Interest Reduction Bond
MYDFA  --   Multi Year Depository Facility Agreement
NMB    --   New Money Bond
PDI    --   Past Due Interest

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
                                  (unaudited)

April 30, 2003

ASSETS:
  Investments, at value (Cost -- $220,911,634)..............  $244,268,988
  Foreign currency, at value (Cost -- $42,124)..............        27,819
  Cash......................................................           407
  Interest receivable.......................................     3,805,678
  Receivable for securities sold............................       967,500
  Prepaid expenses..........................................        24,140
                                                              ------------
  TOTAL ASSETS..............................................   249,094,532
                                                              ------------
LIABILITIES:
  Loan payable (Note 4).....................................    60,000,000
  Payable for securities purchased..........................       726,137
  Investment advisory fee payable...........................       131,757
  Loan interest payable.....................................       116,427
  Administration fee payable................................        21,960
  Accrued expenses..........................................       161,547
                                                              ------------
  TOTAL LIABILITIES.........................................    61,157,828
                                                              ------------
TOTAL NET ASSETS............................................  $187,936,704
                                                              ============
NET ASSETS:
  Common stock ($0.001 par value, authorized 100,000,000
    shares; 12,897,130 shares outstanding)..................  $     12,897
  Additional paid-in capital................................   179,513,336
  Undistributed net investment income.......................       955,855
  Accumulated net realized loss from security
    transactions............................................   (15,888,433)
  Net unrealized appreciation on investments and foreign
    currencies..............................................    23,343,049
                                                              ------------
TOTAL NET ASSETS............................................  $187,936,704
                                                              ============
NET ASSET VALUE, PER SHARE ($187,936,704 / 12,897,130 shares
  outstanding)..............................................        $14.57
                                                              ============

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

-----------------------------------------------
STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended April 30, 2003

INCOME:
  Interest (includes amortization of net premium/discount of
    $2,809,437).............................................  $12,331,683
                                                              -----------
EXPENSES:
  Interest..................................................      755,083
  Investment advisory fee (Note 2)..........................      722,982
  Administration fee (Note 2)...............................      120,497
  Audit and legal...........................................       59,745
  Custody...................................................       39,121
  Shareholder communications................................       31,182
  Directors' fees...........................................       22,106
  Loan fees.................................................       19,703
  Shareholder servicing fees................................       17,755
  Registration fees.........................................       14,408
  Other.....................................................        8,896
                                                              -----------
  TOTAL EXPENSES............................................    1,811,478
                                                              -----------
NET INVESTMENT INCOME.......................................   10,520,205
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
  Realized Loss From:
    Security transactions (excluding short-term
     securities)............................................     (885,877)
    Foreign currency transactions...........................      (28,224)
                                                              -----------
  NET REALIZED LOSS.........................................     (914,101)
                                                              -----------
  Change in Net Unrealized Appreciation From:
    Security transactions...................................   42,266,163
    Foreign currency transactions...........................       35,212
                                                              -----------
  INCREASE IN NET UNREALIZED APPRECIATION...................   42,301,375
                                                              -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES..............   41,387,274
                                                              -----------
INCREASE IN NET ASSETS FROM OPERATIONS......................  $51,907,479
                                                              ===========

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2003 (unaudited)

and the Year Ended October 31, 2002

                                                                   2003           2002
------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................   $ 10,520,205   $ 20,184,659
    Net realized loss.......................................       (914,101)    (2,052,236)
    Increase (decrease) in net unrealized appreciation......     42,301,375    (10,894,458)
                                                               ------------   ------------
    INCREASE IN NET ASSETS FROM OPERATIONS..................     51,907,479      7,237,965
                                                               ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income...................................     (9,678,119)   (19,412,575)
                                                               ------------   ------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
      SHAREHOLDERS..........................................     (9,678,119)   (19,412,575)
                                                               ------------   ------------
FUND SHARE TRANSACTIONS:
    Proceeds from shares issued in reinvestment of dividends
      (28,985 and 64,091 shares issued, respectively).......        377,634        803,128
                                                               ------------   ------------
    INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.....        377,634        803,128
                                                               ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...........................     42,606,994    (11,371,482)
NET ASSETS:
    Beginning of period.....................................    145,329,710    156,701,192
                                                               ------------   ------------
    END OF PERIOD*..........................................   $187,936,704   $145,329,710
                                                               ============   ============
* Includes undistributed net investment income of:..........       $955,855       $141,993
                                                               ============   ============

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS  (unaudited)

For the Six Months Ended April 30, 2003

CASH FLOWS PROVIDED (USED) BY OPERATING AND INVESTING
  ACTIVITIES:
    Interest and dividend received..........................     $   9,727,445
    Operating expenses paid.................................        (1,079,672)
    Net short-term sales....................................         2,068,000
    Realized loss on foreign currency.......................           (28,224)
    Unrealized appreciation on other assets and liabilities
     denominated in foreign currency........................            35,212
    Net long-term purchases.................................      (131,586,094)
    Proceeds from disposition of long-term securities.......       130,943,050
    Interest paid on bank loans.............................          (785,215)
                                                                 -------------
    NET CASH PROVIDED BY OPERATING AND INVESTING
     ACTIVITIES.............................................         9,294,502
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
    Cash dividends paid on Common Stock.....................        (9,678,119)
    Proceeds from reinvestment of dividends.................           377,634
                                                                 -------------
    NET CASH USED BY FINANCING ACTIVITIES...................        (9,300,485)
                                                                 -------------
NET DECREASE IN CASH........................................            (5,983)
    Cash, Beginning of period...............................            34,209
                                                                 -------------
    CASH, END OF PERIOD.....................................     $      28,226
                                                                 =============
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO
NET CASH FLOWS PROVIDED (USED) BY OPERATING AND INVESTING
ACTIVITIES:
    INCREASE IN NET ASSETS FROM OPERATIONS..................     $  51,907,479
                                                                 -------------
    Accretion of discount on securities.....................        (2,910,200)
    Amortization of premium on investments..................           100,903
    Increase in investments, at value.......................       (52,685,459)
    Increase in payable of securities purchased.............           726,137
    Decrease in receivable for securities sold..............        12,003,992
    Decrease in accrued expenses............................            (5,958)
    Decrease in interest and dividend receivable............           205,059
    Increase in prepaid expenses............................           (17,319)
    Decrease in interest payable on loan....................           (30,132)
                                                                 -------------
    TOTAL ADJUSTMENTS.......................................       (42,612,977)
                                                                 -------------
    NET CASH FLOWS PROVIDED BY OPERATING AND INVESTING
     ACTIVITIES.............................................     $   9,294,502
                                                                 =============

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Salomon Brothers Worldwide Income Fund Inc ("Fund") was incorporated in Maryland on October 21, 1993 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield foreign sovereign debt securities and high-yield non-U.S. and U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) SECURITIES VALUATION.   In valuing the Fund's assets, all securities for
which market quotations are readily available are valued (except as described below) (i) at the last sales price prior to the time of determination if there was a sales price on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded sovereign bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, where the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by the Board of Directors.

(b) REPURCHASE AGREEMENTS.   When entering into repurchase agreements, it is the
Fund's policy that its custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) FOREIGN CURRENCY TRANSLATION.   The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities -- at the 12:00 noon rate of exchange reported by Reuters;

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

Net realized gains on foreign currency transactions represent net foreign exchange gains from disposition of foreign currency, gains or losses realized between the trade and settlement dates on security transactions, and the difference between amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received. Net currency gains and losses from valuing foreign currency denominated assets, except portfolio securities, and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currency translation.

(d) FORWARD CURRENCY CONTRACTS.   A forward currency contract ("forward
contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The contracts are valued on each valuation date at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions.

(e) OPTION CONTRACTS.   When the Fund writes or purchases a call or a put
option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received on the option. If a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

(f) CASH FLOW INFORMATION.   The Fund invests in securities and distributes
dividends and distributions from net investment income and from net realized gains which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing discounts or premiums on debt obligations. For the six months ended April 30, 2003, the Fund paid interest expense of $785,215.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

(g) SECURITIES TRANSACTIONS AND INVESTMENT INCOME.   Securities transactions are
recorded on the trade date. Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes discount and amortizes premium on securities purchased using the effective interest method.

(h) FEDERAL INCOME TAXES.   It is the Fund's intention to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains, if any, to shareholders. Therefore, no federal income tax or excise tax provision is required.

(i) DIVIDEND AND DISTRIBUTION TO SHAREHOLDERS.   The Fund declares and pays
dividends monthly from net investment income. Net long-term capital gains, if any, in excess of loss carryforwards will be distributed annually. Dividends are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions in excess of net investment income and distributions in excess of net realized capital gains.

NOTE 2. INVESTMENT ADVISORY AND ADMINISTRATION FEES AND OTHER TRANSACTIONS

The Fund has an Investment Advisory Agreement with Salomon Brothers Asset Management Inc ("Adviser"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Fund's Adviser is responsible for the day to day management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell, or hold particular securities. The Fund pays the Adviser a monthly fee for its investment advisory services at an annual rate of 0.90% of the value of the Fund's average weekly net assets.

The Adviser also serves as Administrator to the Fund and Prudential Investments Fund Management, Inc. serves as Sub-administrator. The Administrator and Sub-administrator perform certain administrative services necessary for the operation of the Fund. Under the terms of the Administration Agreement, the Fund pays the Administrator a monthly fee at an annual rate of 0.15% of the value of the Fund's average weekly net assets up to $250 million and 0.125% of the value of such net assets in excess of $250 million for its services, out of which the Administrator pays the Sub-administrator 80% of such fees collected for its services.

Certain officers and/or directors of the Fund are also officers and/or directors of the Adviser.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC
--------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


The Fund pays each Director not affiliated with the Adviser a fee of $5,000 per year, a fee of $700 for attendance at each in-person meeting, a fee of $100 for participation in each telephonic meeting and reimbursement for travel and out-of-pocket expenses for each board and committee meeting attended.

NOTE 3. PORTFOLIO ACTIVITY

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

Purchases...................................................  $132,312,231
                                                              ============
Sales.......................................................  $118,939,058
                                                              ============

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation...............................  $ 28,687,396
Gross unrealized depreciation...............................    (5,330,042)
                                                              ------------
Net unrealized appreciation.................................  $ 23,357,354
                                                              ============

NOTE 4. BANK LOAN

The Fund had outstanding a $60,000,000 loan pursuant to a secured loan agreement with ING Baring (U.S.) Capital Corporation which matured on November 20, 2001.

At April 30, 2003, the Fund had a $66,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $60,000,000 outstanding with CXC, LLC, an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc. an affiliate of the Adviser, acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

NOTE 5. LOAN PARTICIPATIONS

The Fund invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. The total cost of the Fund's loan participations at April 30, 2003 was $11,236,072.

In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreements relating to the loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.

NOTE 6. CREDIT AND MARKET RISK

The yields of emerging market debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. At April 30, 2003, the Fund had a concentration of credit risk in sovereign debt of emerging market countries.

Investing in foreign securities may also involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the risks of loss from currency devaluations and other exchange rate fluctuations.

NOTE 7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On May 2, 2003, the Board of Directors of the Fund declared three dividends from net investment income each in the amount of $0.11875 per share, payable on June 27, 2003, July 25, 2003 and August 29, 2003 to shareholders of record on June 17, 2003, July 15, 2003 and August 12, 2003, respectively.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Data for a share of common stock outstanding throughout each year ended October 31, unless otherwise noted:

                                               2003(1)(2)   2002(2)      2001       2000       1999       1998
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $11.29      $12.24     $12.96     $11.77     $ 9.70     $15.65
                                                  ------      ------     ------     ------   --------    -------
INCOME (LOSS) FROM OPERATIONS:
    Net investment income(3).................       0.82        1.57       1.57       1.78       1.74       1.87
    Net realized and unrealized gain
      (loss)(3)..............................       3.21       (1.01)     (0.52)      1.08       2.15      (5.16)
                                                  ------      ------     ------     ------   --------    -------
Total Income (Loss) From Operations..........       4.03        0.56       1.05       2.86       3.89      (3.29)
                                                  ------      ------     ------     ------   --------    -------
LESS DISTRIBUTIONS FROM:
    Net investment income....................      (0.75)      (1.51)     (1.77)     (1.67)     (1.82)     (1.66)
    Net realized gains.......................         --          --         --         --         --      (1.00)
                                                  ------      ------     ------     ------   --------    -------
Total Distributions..........................      (0.75)      (1.51)     (1.77)     (1.67)     (1.82)     (2.66)
                                                  ------      ------     ------     ------   --------    -------
NET ASSET VALUE, END OF PERIOD...............     $14.57      $11.29     $12.24     $12.96     $11.77      $9.70
                                                  ======      ======     ======     ======   ========    =======
MARKET PRICE, END OF PERIOD..................     $14.75      $11.60     $13.00     $11.50   $11.0625    $10.875
                                                  ======      ======     ======     ======   ========    =======
TOTAL RETURN(4)..............................      34.22%++     0.61%     30.15%     20.06%     20.49%      4.83%
RATIOS TO AVERAGE NET ASSETS:
    Total expenses, including interest
      expense................................       2.23%+      2.67%      4.04%      4.34%      4.22%      3.48%
    Total expenses, excluding interest
      expense (operating expenses)...........       1.30%+      1.46%      1.32%      1.24%      1.36%      1.32%
    Net investment income(3).................      12.94%+     12.91%     12.13%     13.65%     16.06%     13.35%
SUPPLEMENTAL DATA:
    Net assets, end of period (000's)........   $187,937    $145,330   $156,701   $165,459   $150,184   $122,877
    Average net assets (000's)...............   $163,973    $156,343   $163,117   $165,290   $137,389   $177,337
    Portfolio turnover rate..................         55%        143%       192%       119%        80%       122%
    Asset coverage for loan outstanding......        413%        342%       361%       376%       350%       305%
    Weighted average bank loan (000's).......    $60,000     $60,000    $60,000    $60,000    $60,000    $60,000
    Weighted average interest rate on bank
      loan...................................       2.54%+      3.10%      7.29%      8.44%      6.45%      6.40%

--------------------------------------------------------------------------------

(1)  For the six months ended April 30, 2003 (unaudited).
(2)  Per share amounts have been calculated using the monthly average shares method.
(3)  Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize
     premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net
     investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $1.58, $1.02 and 12.97%, respectively. Per share, ratios and supplemental data for the periods prior to
     November 1, 2001 have not been restated to reflect this
     change in presentation.
(4)  Total investment return is calculated assuming a purchase of common stock at the current market price on the first day
     and a sale at the current market price on the last day of
     each period reported. Dividends and distributions are
     assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment
     plan. Total investment return does not reflect brokerage
     commissions.
++   Total return is not annualized, as it may not be
     representative of the total return for the year.
 +   Annualized.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
ADDITIONAL STOCKHOLDER INFORMATION (unaudited)

RESULT OF ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders of Salomon Brothers Worldwide Income Fund Inc was held on February 20, 2003, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matters voted upon at the Meeting.

1. ELECTION OF DIRECTORS


NOMINEES                                                    VOTES FOR    VOTES WITHHELD
--------                                                    ----------   --------------
Carol L. Colman..........................................   11,934,679      156,069
R. Jay Gerken............................................   11,935,090      155,658

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
FORM OF AMENDED AND RESTATED TERMS AND CONDITIONS OF

DIVIDEND REINVESTMENT PLAN   (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

1. Each shareholder initially purchasing shares of common stock ("Shares") of Salomon Brothers Worldwide Income Fund Inc ("Fund") on or after September 6, 1996 will be deemed to have elected to be a participant in the Amended and Restated Dividend Reinvestment Plan ("Plan"), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all income dividends and distributions of capital gains in cash, paid by check, mailed directly to the record holder by or under the direction of American Stock Transfer & Trust Company as the Fund's dividend-paying agent ("Agent"). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of "street name" and register such Shares in the shareholder's name in order to participate, otherwise dividends and distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a "Participant." The Agent will act as Agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

2. Unless the Fund declares a dividend or distribution payable only in the form of cash, the Agent will apply all dividends and distributions in the manner set forth below.

3. If, on the determination date, the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a "market premium"), the Agent will receive the dividend or distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a "market discount"), the Agent will purchase Shares in the open-market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a "Trading Day") preceding the payment date for the dividend or distribution. For purposes herein, "market price" will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

4. Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the dividend or distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the "ex-dividend" date next succeeding the dividend or distribution payment date.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
FORM OF AMENDED AND RESTATED TERMS AND CONDITIONS OF

DIVIDEND REINVESTMENT PLAN   (unaudited) (continued)

5. If (i) the Agent has not invested the full dividend amount in open-market purchases by the date specified in paragraph 4 above as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open-market purchases as specified in paragraph 4 above or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the dividend or distribution.

6. In the event that all or part of a dividend or distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the dividend or distribution payment date, except that with respect to Shares issued pursuant to paragraph 5 above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

7. The open-market purchases provided for above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant's account. The Agent may commingle amounts of all Participants to be used for open-market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

8. The Agent will maintain all Participant accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant's name or that of its nominee, and each Participant's proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
FORM OF AMENDED AND RESTATED TERMS AND CONDITIONS OF

DIVIDEND REINVESTMENT PLAN   (unaudited) (continued)

Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

9. The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Dividends and distributions on fractional shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund's Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

10. Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

11. The Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open-market purchases.

12. Participants may terminate their accounts under the Plan by notifying the Agent in writing. Such termination will be effective immediately if notice is received by the Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective on the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be amended or terminated by the Fund as applied to any dividend or capital gains distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the dividend or capital gains distribution. The Plan may be amended or terminated by the Agent, with the Fund's prior written consent, on at least 30 days' written notice to Plan Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge. If the Participant elects by notice to the Agent in writing in advance of such termination to have the

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
FORM OF AMENDED AND RESTATED TERMS AND CONDITIONS OF

DIVIDEND REINVESTMENT PLAN   (unaudited) (continued)

Agent sell part or all of a Participant's Shares and remit the proceeds to Participant, the Agent is authorized to deduct a $2.50 fee plus brokerage commission for this transaction from the proceeds.

13. Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant's account under the Plan. Any such amendment may include an appointment by the Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Agent, for each Participant's account, all dividends and distributions payable on Shares of the Fund held in each Participant's name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

14. In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners ("Nominee Holders"), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder's name and held for the account of beneficial owners who are to participate in the Plan.

15. The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

16. All correspondence concerning the Plan should be directed to the Agent at 59 Maiden Lane, New York, New York 10038.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

-----------
DIRECTORS

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN

RIORDAN ROETT

JESWALD W. SALACUSE

---------
OFFICERS

R. JAY GERKEN

      Chairman

PETER J. WILBY, CFA

      President

LEWIS E. DAIDONE

      Executive Vice President and Chief Administrative Officer

JAMES E. CRAIGE, CFA

      Executive Vice President

THOMAS K. FLANAGAN, CFA

      Executive Vice President

MAUREEN O'CALLAGHAN

      Executive Vice President

BETH A. SEMMEL, CFA

      Executive Vice President

FRANCES M. GUGGINO

      Controller

CHRISTINA T. SYDOR

      Secretary

----------------------
SALOMON BROTHERS

WORLDWIDE INCOME FUND INC

      125 Broad Street
      10th Floor, MF-2
      New York, New York 10004
      For information call (toll free)
      1-888-777-0102

INVESTMENT ADVISER AND ADMINISTRATOR

      Salomon Brothers Asset Management Inc
      399 Park Avenue
      New York, New York 10022

SUB-ADMINISTRATOR

      Prudential Investments Fund
        Management, Inc.
      Gateway Center 3
      100 Mulberry Street
      Newark, New Jersey 07102

CUSTODIAN

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

TRANSFER AGENT

      American Stock Transfer & Trust Company
      59 Maiden Lane
      New York, New York 10038

INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

LEGAL COUNSEL

      Simpson Thacher & Bartlett
      425 Lexington Avenue
      New York, New York 10017

NEW YORK STOCK EXCHANGE SYMBOL

      SBW

 NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH
 SECTION 23(C) OF THE INVESTMENT COMPANY ACT
 OF 1940 THAT THE FUND MAY PURCHASE, FROM TIME
 TO TIME, SHARES OF ITS COMMON STOCK AT MARKET
 PRICES.

THIS REPORT IS FOR STOCKHOLDER INFORMATION.

THIS IS NOT A PROSPECTUS INTENDED FOR USE IN THE PURCHASE OR SALE OF FUND
SHARES.
--------------------------------------------------------------------------------

AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10038
                                                                    SBWSEMI 4/03
                                                                         03-4963

[WORLD GRAPHIC]

                                                     [SALOMON BROTHERS ASSET
                                                     MANAGEMENT LOGO]

              ------------------------------------------------------------------
                                                   SALOMON BROTHERS

                                                   WORLDWIDE INCOME FUND INC

                                                   SEMI-ANNUAL REPORT

                                                   April 30, 2003
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ITEM 2.     CODE OF ETHICS.

            Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.     [RESERVED]

ITEM 9.     CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

            (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.    EXHIBITS.

            (a)   Not applicable.

            (b)   Attached hereto.

            Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

            Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
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SALOMON BROTHERS WORLDWIDE INCOME FUND INC


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Salomon Worldwide Income Fund Inc

Date:

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Salomon Brothers Worldwide Income Fund Inc

Date:

By:   /s/ Lewis Daidone
      Chief Administrative Officer of
      Salomon Brothers Worldwide Income Fund Inc

Date: